Current and long-term debt - $116.0 million sale and leaseback (Details)	1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 30, 2020 USD ($) vessel	Aug. 31, 2018 USD ($) tanker	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) vessel	Jul. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,436,224,000	$ 2,541,678,000
Principal repayments on IFRS 16 lease liabilities				79,502,000	56,729,000	$ 77,913,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				1,948,592,000	3,145,623,000
$116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 116,000,000.0
Sale leaseback transaction, term		7 years
Sale leaseback, option to purchase period		3 years
$116.0 Million Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 0	$ 95,789,000
Principal repayments on IFRS 16 lease liabilities			$ 90,200,000
Installation of scrubbers | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 1,900,000	$ 5,700,000
Sale leaseback transaction, term	3 years
Finance lease daily rate per vessel	$ 1,910
Increase (decrease) in net investment in finance lease	$ 1,900,000
Vessels | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	4
Borrowings		$ 114,800,000
Vessels | Installation of scrubbers | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3						1
STI Gramercy and STI Queens | MR | Vessels | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 23,800,000
Finance lease daily rate per vessel		$ 7,935
STI Oxford and STI Selatar | LR2 | Vessels | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 33,700,000
Finance lease daily rate per vessel		$ 11,040